Significant accounting estimates and assumptions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Significant accounting estimates and assumptions
Period of projected cash inflows	5 years
Impairment of goodwill	$ 8,704,182
Post tax discount rate	28.00%	28.00%
Long term growth rate	2.00%	2.00%